Intangible Assets, Net - Schedule of Intangible Assets, Net (Detail) - USD ($) $ in Thousands	May 31, 2018	May 31, 2017
Intangible assets with indefinite lives:
Intangible assets with indefinite lives, Gross	$ 256	$ 241
Intangible assets with finite lives:
Intangible assets, gross	14,121	7,438
Less: accumulated amortization	(5,272)	(3,498)
Exchange differences	(305)	65
Intangible assets	8,544	4,005
Trademark [Member]
Intangible assets with finite lives:
Intangible assets with finite lives, Gross	5,575	2,976
Courseware [Member]
Intangible assets with finite lives:
Intangible assets with finite lives, Gross	129	122
Student base [Member]
Intangible assets with finite lives:
Intangible assets with finite lives, Gross	7,014	2,995
Favorable lease [Member]
Intangible assets with finite lives:
Intangible assets with finite lives, Gross	732	689
License [Member]
Intangible assets with finite lives:
Intangible assets with finite lives, Gross	$ 415	$ 415